ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2022	2021
	$’000	$’000

Accounts receivable – third parties	8,293	5,667
Accounts receivable – related parties	12	108
Less: allowance for doubtful accounts	(284)	(83)

Accounts receivable, net	8,021	5,692

For the financial years ended December 31, 2022 and 2021, the Company made no allowance for doubtful accounts and charged to the consolidated statements of operations. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.